Other operating income/(expense) - Information about Other Operating Income Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income expense [abstract]
Fair value remeasurements of equity investments	£ (6)	£ (14)	£ 20
Disposal of businesses and assets	2,779	541	258
Fair value remeasurements on contingent consideration recognised in business combinations	(1,286)	(92)	(1,252)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	52	234	58
Remeasurement of Consumer Healthcare put option liability			(658)
Fair value adjustments on derivative financial instruments	20		(3)
Other income/(expense)	65	20	(11)
Other operating income expense	£ 1,624	£ 689	£ (1,588)